Summary of Lessee Operating Lease Liability Maturity (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Oct. 01, 2019
Lessee Operating Lease Liability Maturity [Line Items]
Years ending September 30, 2021	$ 5,411
2022	4,986
2023	4,579
2024	4,666
2025	3,931
2026 and thereafter	8,806
Total future lease payments	32,379
Less: Imputed interest	(5,130)
Present value of operating lease liabilities	$ 27,249	$ 33,167